Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following summarizes the relationship between the executive "Compensation Actually Paid" by the Company, our TSR and Peer Group TSR for the five years ending July 31, 2025 for our CEO and other NEOs.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (1) ($) (b)	Compensation Actually Paid to Other NEOs (2) ($) (c)	Average Summary Compensation Table Total for Other NEOs (1) ($) (d)	Average Compensation Actually Paid to Other NEOs (2) ($) (e)	Total Shareholder Return (3) ($) (f)	Peer Group Total Shareholder Return (3)(4) ($) (g)	Net Income (loss) (4)(5) ($ in thousands) (h)
2025	6,356,248	12,436,349	969,360	1,503,071	895.38	628.66	(87,656)
2024	5,365,453	8,144,553	807,301	1,378,756	612.41	384.43	(29,221)
2023	3,700,780	2,690,924	742,727	581,394	371.79	319.39	(3,307)
2022	2,315,872	2,212,036	603,525	590,809	433.75	283.00	5,252
2021	1,635,553	1,907,583	500,947	557,369	224.10	188.88	(14,813)

Notes:

(1)

For columns (b) and (d), the dollar amounts represent total compensation paid to our CEO and other NEOs, respectively, and are taken directly from the Summary Compensation Table included in our Annual Reports on Form 10-K for the applicable years. For Fiscal 2025, these other NEOs included Josephine Man, Scott Melbye, Brent Berg and Pat Obara. For Fiscal 2024, they included Scott Melbye, Pat Obara and Brent Berg. For Fiscals 2023, 2022 and 2021 they included Scott Melbye and Pat Obara.

(2)	The following table sets forth the adjustments made to arrive at "Compensation Actually Paid" for our CEO and other NEOs during each of the fiscal years reflected in this table.
(3)

Total shareholder return represents the value of a deemed fixed investment of $100 at market close on July 31, 2020, assuming the reinvestment of dividends, if any. Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period, by the share price at the beginning of the measurement period. For the purposes of this table our Peer Group consisted of the following companies: Cameco Corporation, Centrus Energy Corp., Comstock Resources, Inc., Denison Mines Corp., Energy Fuels Inc., Gulfport Energy Corporation, Magnolia Oil & Gas Corporation, NexGen Energy Ltd., NGEx Minerals Ltd., Northern Oil and Gas, Inc., NuScale Power Corporation, Oklo Inc. and Vital Energy, Inc. For the purposes of understanding the cumulative returns over time, this table should be read from bottom to top.

(4)

Beginning in Fiscal 2025, we updated our Peer Group used for total return comparison in this table. For more details related to the current Peer Group in comparison to the previous peer group, refer to "- Benchmarking Compensation and Peer Groups" above. For consistency and comparability, the total return for the current Peer Group has been calculated and presented retroactively for all years included in this table, starting from the base year date of August 1, 2020. The total return of the peer group used prior to Fiscal 2025 for the same period is provided below for reference.

	Total Return
Year	2024 Peer Group	2025 Peer Group
2025	348.24%	528.66%
2024	247.70%	284.43%
2023	195.88%	219.39%
2022	153.07%	183.00%
2021	73.25%	88.88%

(5)	Net income (loss) represents the amounts reported in our audited financial statements included in our Annual Report.

PEO Total Compensation Amount	$ 6,356,248	$ 5,365,453	$ 3,700,780	$ 2,315,872	$ 1,635,553
PEO Actually Paid Compensation Amount	$ 12,436,349	8,144,553	2,690,924	2,212,036	1,907,583
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to CEO and Average Compensation Actually Paid to Other NEOs

Adjustments to Determine	2025		2024		2023		2022		2021
Compensation Actually Paid	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)	CEO ($)	Other NEOs ($)
Total reported in Summary Compensation Table	6,356,248	969,360	5,365,453	807,301	3,700,780	742,727	2,315,872	603,525	1,635,553	500,947

Less, amounts reported under "Stock Awards" in the Summary Compensation Table	(3,998,055)	(449,040)	(3,640,453)	(397,756)	(2,026,264)	(312,562)	(964,705)	(233,357)	(895,553)	(255,292)

Less, amounts reported under "Option Awards" in the Summary Compensation Table	-	(24,989)	-	-	(240,516)	(37,101)	-	-	-	-

Add, fair value of equity awards granted during the year that were outstanding and unvested as of year end (*)	3,998,055	474,276	3,640,453	397,756	1,320,337	203,669	573,602	138,751	506,250	144,314

Add, change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior fiscal years that are outstanding and unvested as of year end (*)	4,132,195	327,714	1,309,012	211,109	(63,413)	(15,339)	287,267	81,890	661,333	167,400

Add, the fair value of equity awards granted and vested during the fiscal year	-	5,218	-	-	-	-	-	-	-	-

Add, change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior fiscal years that vested during the fiscal year (*)	1,947,906	200,532	1,470,088	360,346	-	-	-	-	-	-
Total Adjustments	6,080,101	533,711	2,779,100	571,455	(1,009,856)	(161,333)	(103,836)	(12,716)	272,030	56,422
Compensation Actually Paid	12,436,349	1,503,071	8,144,553	1,378,756	2,690,924	581,394	2,212,036	590,809	1,907,583	557,369

(*) The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, Compensation – Stock Compensation, generally using the same methodology and assumptions we use for financial reporting purposes when determining the grant date fair value of our equity awards reflected in the Summary Compensation Table herein.

Non-PEO NEO Average Total Compensation Amount	$ 969,360	807,301	742,727	603,525	500,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,503,071	1,378,756	581,394	590,809	557,369
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Performance

Our Executive compensation is linked strongly to our performance, with a majority of annual target compensation being variable and at-risk. In Fiscal 2025, 90% and 70% of the total target compensation for our CEO and other NEOs on average, respectively, was at-risk and tied to performance measures that relate to, or impact, stockholder return.

The following charts provide depict Compensation Actually Paid to our NEO against our TSR and Peer Group TSR.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,080,101	2,779,100	(1,009,856)	(103,836)	272,030
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,998,055)	3,640,453	(2,026,264)	(964,705)	(895,553)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(240,516)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,998,055	3,640,453	1,320,337	573,602	506,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,132,195	1,309,012	(63,413)	287,267	661,333
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,947,906	1,470,088	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,711	571,455	(161,333)	(12,716)	56,422
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,040)	(397,756)	(312,562)	(233,357)	(255,292)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,989)	0	(37,101)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,276	397,756	203,669	138,751	144,314
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,714	211,109	(15,339)	81,890	167,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,218	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 200,532	$ 360,346	$ 0	$ 0	$ 0